Schedule of Investments
as of March 31, 2026 (Unaudited)
The New Germany Fund, Inc.
Shares Value ($)
Germany 93.9%
Common Stocks 90.1%
Aerospace & Defense 3.7%
Hensoldt AG
†
55,737 4,855,045
Tkms AG& Co. KGaA* 23,606 2,137,828
6,992,873
Biotechnology 0.7%
BioNTech SE (ADR)* 15,202 1,324,702
Capital Markets 0.9%
flatexDEGIRO SE 50,928 1,725,170
Chemicals 5.2%
Evonik Industries AG 259,263 5,003,607
K+S AG (Registered)
†
144,565 2,715,055
Wacker Chemie AG
†
19,033 1,844,298
9,562,960
Commercial Services & Supplies 4.9%
Bilfinger SE 80,546 9,094,900
Construction & Engineering 4.6%
HOCHTIEF AG 19,353 8,535,876
Diversified Telecommunication Services 2.1%
United Internet AG (Registered) 122,504 3,884,423
Electrical Equipment 6.7%
Nordex SE* 126,716 6,648,939
Siemens Energy AG 21,254 3,483,540
SMA Solar Technology AG* 43,830 2,326,073
12,458,552
Electronic Equipment, Instruments & Components 3.6%
Jenoptik AG 204,875 6,656,807
Entertainment 1.3%
CTS Eventim AG & Co. KGaA 42,614 2,438,299
Financial Services 0.5%
Hypoport SE*
†
10,862 887,327
Health Care Equipment & Supplies 0.6%
Eckert & Ziegler SE 62,545 1,053,581
Hotels, Restaurants & Leisure 3.1%
Delivery Hero SE '' A '' 144A* 104,420 1,858,832
TUI AG 517,956 3,945,968
5,804,800

Shares Value ($)
Insurance 3.8%
Talanx AG 57,846 7,038,257
IT Services 2.8%
Bechtle AG 121,785 4,091,751
IONOS Group SE* 39,795 1,139,417
5,231,168
Machinery 18.8%
Deutz AG 410,790 3,994,755
JOST Werke SE 144A 14,614 840,229
KION Group AG 63,495 3,252,647
Knorr-Bremse AG 69,802 7,813,373
Krones AG 19,718 2,617,238
Rational AG 6,234 4,467,711
RENK Group AG 97,441 5,685,430
Traton SE
†
56,097 1,992,049
Vossloh AG
†
41,963 3,287,784
Wacker Neuson SE 46,619 971,157
34,922,373
Media 0.5%
Stroeer SE & Co. KGaA 27,245 955,877
Metals & Mining 5.5%
Aurubis AG
†
13,497 2,332,687
thyssenkrupp AG 900,732 7,686,120
10,018,807
Passenger Airlines 1.9%
Deutsche Lufthansa AG (Registered) 434,262 3,600,567
Real Estate Management & Development 4.4%
LEG Immobilien SE 29,449 1,903,537
PATRIZIA SE 119,825 958,153
TAG Immobilien AG 346,020 5,358,316
8,220,006
Semiconductors & Semiconductor Equipment 7.1%
AIXTRON SE 96,380 3,631,303
Elmos Semiconductor SE 23,825 3,947,477
Infineon Technologies AG 52,945 2,318,123
Siltronic AG
†
23,886 1,436,620
SUSS MicroTec SE 27,618 1,561,161
12,894,684
Software 2.0%
Atoss Software SE 7,250 634,862
Nemetschek SE 41,541 3,048,908
3,683,770

Shares Value ($)
Specialty Retail 2.3%
Auto1 Group SE* 70,760 1,221,314
Fielmann Group AG 58,915 2,956,255
4,177,569
Textiles, Apparel & Luxury Goods 1.6%
Puma SE 117,916 2,949,582
Transportation Infrastructure 1.0%
Fraport AG Frankfurt Airport Services Worldwide* 22,440 1,918,468
Wireless Telecommunication Services 0.5%
Freenet AG 30,362 924,253
Total Common Stocks (Cost $138,851,024) 166,955,651
Preferred Stocks 3.8%
Life Sciences Tools & Services 3.1%
Sartorius AG 23,861 5,825,691
Machinery 0.7%
Jungheinrich AG 43,279 1,292,528
Total Preferred Stocks (Cost $7,206,654) 7,118,219
Total Germany (Cost $146,057,678) 174,073,870
Netherlands 1.0%
Common Stocks
Aerospace & Defense 1.0%
Airbus SE (Cost $2,249,749) 9,977
1,848,247
Luxembourg 0.8%
Common Stocks
Media 0.8%
RTL Group SA
†
(Cost $1,590,480) 37,084
1,557,442
Securities Lending Collateral 8.9%
DWS Government & Agency Securities Portfolio '' DWS
Government Cash Institutional Shares '' , 3.55%
(Cost $16,558,661) (a) (b) 16,558,661 16,558,661
Cash Equivalents 5.3%
DWS Central Cash Management Government Fund, 3.66%
(Cost $9,705,077) (b) 9,705,077 9,705,077

% of Net
Assets Value ($)
Total Investment Portfolio
(Cost $176,161,645) 109.9 203,743,297
Other Assets and Liabilities, Net
(9.9) (18,313,910)
Net Assets
100.0 185,429,387
For information on the Fund’s policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.
A summary of the Fund’s transactions with affiliated investments during the period ended
March 31, 2026 are as follows:
Net
Change
Value ($) at
12/31/2025
Purchases
Cost
($)
Sales
Proceeds
($)
Net
Real-
ized
Gain/
(Loss)
($)
in
Unreal-
ized
Appreci -
ation /
( Depreci -
ation )
($)
Income
($)
Capital
Gain
Distri -
butions
($)
Number
of Shares
at
3/31/2026
Value ($)
at
3/31/2026
Securities Lending Collateral 8.9%
DWS Government & Agency Securities Portfolio '' DWS Government Cash Institutional Shares '' , 3.55%
(a) (b)
27,100,743 – 10,542,082 (c) – – 27,105 – 16,558,661 16,558,661
Cash Equivalents 5.3%
DWS Central Cash Management Government Fund, 3.66% (b)
2,673,407 31,563,619 24,531,949 – – 28,085 – 9,705,077 9,705,077
29,774,150 31,563,619 35,074,031 – – 55,190 – 26,263,738 26,263,738
* Non-income producing security.
†
All or a portion of these securities were on loan. In addition, “Other Assets and
Liabilities, Net” may include pending sales that are also on loan. The value of all securities loaned at March 31, 2026 amounted to $16,258,322, which is 8.8% of net assets.
(a) Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
(b) Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(c) Represents the net increase (purchases cost) or decrease (sales proceeds) in the amount invested in cash collateral for the period ended March 31, 2026.

Securities are listed in the country of domicile. For purposes of the Fund’s investment objective policy to invest in German companies, non-Germany domiciled securities may qualify as German companies as defined in the Fund’s Statement of Investment Objectives,
Policies and Investment Restrictions.
The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc. , which offers investment products , or DWS Investment
Management Americas Inc. and RREEF America L.L.C. , which offer advisory services.
NGF-PH 1
144A: Securities exempt from registration under Rule 144A under the Securities Act of
1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
ADR: American Depositary Receipt
For purposes of its industry concentration policy, the Fund classifies issuers of portfolio securities at the industry sub-group level.  Certain of the categories in the above Schedule of
Investments consist of multiple industry sub-groups or industries.
Fair Value Measurements
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk).
Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used as of March 31, 2026 in valuing the Fund’s investments.
Assets Level 1 Level 2 Level 3 Total
Common Stocks and/or Other Equity Investments (d)
Germany $ 174,073,870 $ — $ — $ 174,073,870
Netherlands 1,848,247 — — 1,848,247
Luxembourg 1,557,442 — — 1,557,442
Short-Term Instruments (d) 26,263,738 — — 26,263,738
Total $ 203,743,297 $ — $ — $ 203,743,297
(d) See Schedule of Investments for additional detailed categorizations.